Share-Based Payments - Additional Information (Detail)				12 Months Ended
	Jul. 18, 2017 JPY (¥) yr ¥ / shares	Jun. 15, 2015 shares	Feb. 04, 2015 JPY (¥) yr ¥ / shares	Dec. 31, 2017 JPY (¥) yr shares	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 JPY (¥) shares	Dec. 31, 2014 JPY (¥) shares	Dec. 31, 2013 JPY (¥) shares	Dec. 31, 2012 JPY (¥) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of common shares represented by each stock option | shares						500	500	500	500
Exercise price of outstanding stock options						¥ 1,320	¥ 1,320	¥ 344	¥ 344
options granted during the years				23,860
Shares granted during the period				2,386,000
Stock options exercise price				¥ 4,206
Stock option vesting condition				25% of stock options per year over a period of four years from the grant date and are exercisable from the vesting date until July 18, 2027.		Vest after two years from the grant date and are exercisable for a period of eight years from the vesting date.	Vest after two years from the grant date and are exercisable for a period of eight years from the vesting date.	Vest after two years from the grant date and are exercisable for a period of eight years from the vesting date.	Vest after two years from the grant date and are exercisable for a period of eight years from the vesting date.
Stock option vesting period			6	4
Cancellations or modifications				0	0	0
Weighted average remaining contractual life for the stock options outstanding				7.8	6.7	7.7
Fair value of options granted in 2015 on a per-common-share basis | ¥ / shares			¥ 3,219
Fair value of options granted in 2017 on a per-common-share basis | ¥ / shares	¥ 1,545
Stock options exercise price	¥ 3,840		¥ 4,225
Bottom of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Stock option vesting period	5.5					2	2	2	2
Top of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Stock option vesting period	7			4		8	8	8	8
Common shares [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Voting rights under dual class structure of share capital						Each common share has one vote per unit of 100 shares
Class A shares [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Voting rights under dual class structure of share capital						Each class A share has one vote per unit of 10 shares
Common stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Shares granted during the period				2,386,000		5,773,500
Stock options exercise price				¥ 0	¥ 0	¥ 0
Cancellations or modifications				7,000	239,500	306,500
Common stock options [member] | Granted on December 17, 2012 [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of stock options converted to other class due to amendment of articles of incorporation | shares		24,724
Common stock options [member] | Granted on February 4, 2015 [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of stock options converted to other class due to amendment of articles of incorporation | shares		6,949
Class A stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of common shares represented by each stock option | shares				500
Stock options exercise price				¥ 0	¥ 0	¥ 0
ESOP cash settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Stock options exercise price	¥ 3,840			¥ 4,595
Granted during the period	567,056			567,056
Weighted average remaining contractual life | yr				1.5
Liabilities associated Cash-settled J-ESOP				¥ 805,000,000	¥ 0
ESOP equity settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Shares granted during the period	262,069			262,069
Cancellations or modifications				10,767
Weighted average remaining contractual life for the stock options outstanding | yr				1.5